Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	4.94270%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$501,153.91

Principal:
Principal Collections	$9,069,861.35
Prepayments in Full	$3,826,471.93
Liquidation Proceeds	$126,096.98
Recoveries	$110,374.86
Sub Total	$13,132,805.12
Collections	$13,633,959.03

Purchase Amounts:
Purchase Amounts Related to Principal	$106,364.75
Purchase Amounts Related to Interest	$411.96
Sub Total	$106,776.71

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,740,735.74

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	39
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,740,735.74
Servicing Fee	$164,407.58	$164,407.58	$0.00	$0.00	$13,576,328.16
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,576,328.16
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$13,576,328.16
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$13,576,328.16
Interest - Class A-3 Notes	$9,186.67	$9,186.67	$0.00	$0.00	$13,567,141.49
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$13,223,921.49
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,223,921.49
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$13,105,233.32
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,105,233.32
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$13,020,156.24
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,020,156.24
Regular Principal Payment	$11,804,976.36	$11,804,976.36	$0.00	$0.00	$1,215,179.88
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,215,179.88
Residual Released to Depositor	$0.00	$1,215,179.88	$0.00	$0.00	$0.00
Total		$13,740,735.74

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,804,976.36
Total					$11,804,976.36

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$2,947,593.09	$9.18	$9,186.67	$0.03	$2,956,779.76	$9.21
Class A-4 Notes	$8,857,383.27	$84.52	$343,220.00	$3.28	$9,200,603.27	$87.80
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$11,804,976.36	$11.21	$556,171.92	$0.53	$12,361,148.28	$11.74

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$2,947,593.09	0.0091820	$0.00	0.0000000
Class A-4 Notes	$104,800,000.00	1.0000000	$95,942,616.73	0.9154830
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$160,377,593.09	0.1523589	$148,572,616.73	0.1411442

Pool Information
Weighted Average APR	3.151%	3.160%
Weighted Average Remaining Term	24.60	23.84
Number of Receivables Outstanding	14,094	13,644
Pool Balance	$197,289,097.82	$183,997,183.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$181,757,984.68	$169,753,629.60
Pool Factor	0.1681320	0.1568044

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$14,243,554.06
Targeted Overcollateralization Amount	$35,424,566.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$35,424,566.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		48	$163,119.15
(Recoveries)		58	$110,374.86
Net Loss for Current Collection Period			$52,744.29
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3208%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0869%
Second Prior Collection Period			0.3886%
Prior Collection Period			1.0899%
Current Collection Period			0.3320%
Four Month Average (Current and Prior Three Collection Periods)			0.7244%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,752	$7,821,108.59
(Cumulative Recoveries)			$1,871,673.65
Cumulative Net Loss for All Collection Periods			$5,949,434.94
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5070%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,464.10
Average Net Loss for Receivables that have experienced a Realized Loss			$3,395.80

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.68%	157	$3,087,965.21
61-90 Days Delinquent	0.35%	26	$641,387.91
91-120 Days Delinquent	0.09%	9	$166,215.18
Over 120 Days Delinquent	0.28%	19	$516,004.74
Total Delinquent Receivables	2.40%	211	$4,411,573.04

Repossession Inventory:
Repossessed in the Current Collection Period		8	$216,577.17
Total Repossessed Inventory		13	$360,987.54

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3228%
Prior Collection Period			0.3831%
Current Collection Period			0.3958%
Three Month Average			0.3672%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7194%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	39

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	45	$906,766.45
2 Months Extended	70	$1,598,254.02
3+ Months Extended	12	$283,948.27

Total Receivables Extended	127	$2,788,968.74
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer